CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)	Total Four Seasons Education (Cayman) Inc. Shareholders' Equity CNY (¥)	Total Four Seasons Education (Cayman) Inc. Shareholders' Equity USD ($)	Non-controlling Interests CNY (¥)	Non-controlling Interests USD ($)
Beginning Balance at Feb. 29, 2016	¥ (23,121)		¥ 9		¥ 4,942		¥ (30,588)		¥ 2,028		¥ (23,609)		¥ 488
Beginning Balance, Shares at Feb. 29, 2016 | shares			14,000,000	14,000,000
Non-controlling interests capital injection	1,335												1,335
Acquisition of subsidiary	4,286												4,286
Share-based compensation	3,363				3,363						3,363
Net income (loss) for the year	17,339						17,666				17,666		(327)
Foreign currency translation adjustments	4,434								4,434		4,434
Ending Balance at Feb. 28, 2017	7,636		¥ 9		8,305		(12,922)		6,462		1,854		5,782
Ending Balance, Shares at Feb. 28, 2017 | shares			14,000,000	14,000,000
Non-controlling interests capital injection	3,160												3,160
Conversion of perferred shares into ordinary shares	163,807		¥ 3		163,804						163,807
Conversion of preferred shares into ordinary shares, Shares | shares			5,222,222	5,222,222
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering cost	578,571		¥ 3		578,568						578,571
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering cost, Shares | shares			4,804,369	4,804,369
Dividends declared	(125,769)				(94,318)		(31,451)				(125,769)
Share-based compensation	23,470				23,470						23,470
Net income (loss) for the year	41,844						44,373				44,373		(2,529)
Foreign currency translation adjustments	(34,771)								(34,771)		(34,771)
Ending Balance at Feb. 28, 2018	¥ 657,948		¥ 15		679,829				(28,309)		651,535		6,413
Ending Balance, Shares at Feb. 28, 2018 | shares	24,026,591	24,026,591	24,026,591	24,026,591
Offering cost	¥ (847)				(847)						(847)
Non-controlling interests capital injection	3,683												3,683
Acquisition of subsidiary	35,015												35,015
Option Exercised	¥ 439				439						439
Option Exercised, Shares | shares	39,000	39,000	39,442,000	39,442,000
Share-based compensation	¥ 32,247				32,247						32,247
Net income (loss) for the year	(1,470)	$ (220)					(601)				(601)		(869)
Foreign currency translation adjustments	29,916	4,471							29,916		29,916
Ending Balance at Feb. 28, 2019	¥ 756,931	$ 113,123	¥ 15	$ 2	¥ 711,668	$ 106,359	¥ (601)	$ (90)	¥ 1,607	$ 240	¥ 712,689	$ 106,511	¥ 44,242	$ 6,612
Ending Balance, Shares at Feb. 28, 2019 | shares	24,066,033	24,066,033	24,066,033	24,066,033